Business Combinations and Disposals - Income Statement Information (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Valora
Disclosure of detailed information about business combination [line items]
Total revenues	$ 10,064
Income before income taxes	229
Net income (loss)	(72)
Sigma Supply
Disclosure of detailed information about business combination [line items]
Total revenues	5,718
Income before income taxes	463
Net income (loss)	463
Acquisition Of WAXIE Sanitary Supply And North American Corporation
Disclosure of detailed information about business combination [line items]
Total revenues			$ 11,275
Income before income taxes			525
Net income (loss)			$ 498
Atra, Hughes, Sunbelt, H.T. Berry, and Other Smaller Acquistions
Disclosure of detailed information about business combination [line items]
Total revenues	2,148
Income before income taxes	115
Net income (loss)	115
Daycon, PJP, Next-Gen, Johnston Paper, And Other Smaller Acquisitons
Disclosure of detailed information about business combination [line items]
Total revenues		$ 2,187
Income before income taxes		46
Net income (loss)		$ 46
OK Market
Disclosure of detailed information about business combination [line items]
Total revenues	2,635
Income before income taxes	314
Net income (loss)	$ 204